IFRS 7 Disclosure - Credit and Counterparty Risk - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of credit risk exposure [line items]
Credit assets exposure value	$ 353,309	$ 344,912
Credit risk [member] | Residential real estate loan [member]
Disclosure of credit risk exposure [line items]
Loan to value ratio	80.00%